Details of Significant Accounts - Revenue, schedule of alternative disaggregation of revenue from contracts with customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Details of Significant Accounts
AR/AI cloud solutions and Subscription	$ 53,795	$ 44,755	$ 36,915
Licensing	5,220	7,546	8,432
Others (Note)	1,187	1,204	1,953
Revenue from contracts with customers	$ 60,202	$ 53,505	$ 47,300